Marketable securities and securities investments	12 Months Ended
Mar. 31, 2012
Marketable securities and securities investments
7.	Marketable securities and securities investments

Marketable securities and securities investments, mainly included in the Financial Services segment, are comprised of debt and equity securities of which the aggregate cost, gross unrealized gains and losses and fair value pertaining to available-for-sale securities and held-to-maturity securities are as follows:

	Yen in millions
	March 31, 2011				March 31, 2012
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale:
Debt securities:
Japanese national government bonds	1,124,704	24,032	(4,971)	1,143,765	1,036,946	55,384	(879)	1,091,451
Japanese local government bonds	22,845	184	(64)	22,965	33,513	163	(1)	33,675
Japanese corporate bonds	332,567	1,511	(440)	333,638	293,885	1,489	(224)	295,150
Foreign corporate bonds	332,316	4,872	(11,367)	325,821	377,609	4,705	(7,063)	375,251
Other	8,241	109	(118)	8,232	22,383	1,548	(6)	23,925

	1,820,673	30,708	(16,960)	1,834,421	1,764,336	63,289	(8,173)	1,819,452

Equity securities	80,983	63,822	(3,316)	141,489	60,694	53,016	(1,513)	112,197

Held-to-maturity Securities:
Japanese national government bonds	2,902,342	22,420	(48,149)	2,876,613	3,404,069	157,740	(4,499)	3,557,310
Japanese local government bonds	18,912	218	(2)	19,128	12,592	277	—	12,869
Japanese corporate bonds	32,349	158	(67)	32,440	31,379	1,501	—	32,880
Foreign corporate bonds	47,330	13	(3)	47,340	46,441	10	—	46,451

	3,000,933	22,809	(48,221)	2,975,521	3,494,481	159,528	(4,499)	3,649,510

Total	4,902,589	117,339	(68,497)	4,951,431	5,319,511	275,833	(14,185)	5,581,159

The following table presents the cost and fair value of debt securities classified as available-for-sale securities and held-to-maturity securities by contractual maturity:

	Yen in millions
	March 31, 2012
	Available-for-sale securities		Held-to-maturity securities
	Cost	Fair Value	Cost	Fair Value
Due in one year or less	230,037	223,870	23,552	23,625
Due after one year through five years	505,497	510,183	18,280	18,559
Due after five year through ten years	210,411	215,180	27,225	28,219
Due after ten years	818,391	870,219	3,425,424	3,579,107

Total	1,764,336	1,819,452	3,494,481	3,649,510

Proceeds from sales of available-for-sale securities were 785,698 million yen, 532,619 million yen and 177,850 million yen for the fiscal years ended March 31, 2010, 2011 and 2012, respectively. On these sales, gross realized gains were 39,622 million yen, 38,654 million yen and 9,593 million yen and gross realized losses were 37,537 million yen, 2,014 million yen and 1,834 million yen, respectively.

Marketable securities classified as trading securities at March 31, 2011 and 2012 were 375,802 million yen and 433,491 million yen, respectively, which consist of debt and equity securities.

In the ordinary course of business, Sony maintains long-term investment securities, included in securities investments and other, issued by a number of non-public companies. The aggregate carrying amounts of the investments in non-public companies at March 31, 2011 and 2012, totaled 75,930 million yen and 93,050 million yen, respectively. Non-public equity investments are primarily valued at cost as fair value is not readily determinable.

With respect to trading securities, primarily in the Financial Services segment, Sony recorded net unrealized gains of 50,992 million yen for the fiscal year ended March 31, 2010, net unrealized losses of 10,768 million yen for the fiscal year ended March 31, 2011 and net unrealized gains of 21,216 million yen for the fiscal year ended March 31, 2012. Changes in the fair value of trading securities are primarily recognized in financial services revenue in the consolidated statements of income.

The following tables present the gross unrealized losses on, and fair value of, Sony’s investment securities with unrealized losses, aggregated by investment category and the length of time that individual investment securities have been in a continuous unrealized loss position, at March 31, 2011 and 2012.

	Yen in millions
	March 31, 2011
	Less than 12 months		12 months or More		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Available-for-sale:
Debt securities:
Japanese national government bonds	223,686	(3,230)	54,477	(1,741)	278,163	(4,971)
Japanese local government bonds	12,434	(64)	—	—	12,434	(64)
Japanese corporate bonds	130,318	(440)	—	—	130,318	(440)
Foreign corporate bonds	126,184	(7,183)	30,277	(4,184)	156,461	(11,367)
Other	3,182	(118)	—	—	3,182	(118)

	495,804	(11,035)	84,754	(5,925)	580,558	(16,960)

Equity securities	36,391	(3,223)	386	(93)	36,777	(3,316)

Held-to-maturity Securities:
Japanese national government bonds	1,812,196	(48,149)	—	—	1,812,196	(48,149)
Japanese local government bonds	531	(2)	—	—	531	(2)
Japanese corporate bonds	20,788	(67)	—	—	20,788	(67)
Foreign corporate bonds	194	(3)	—	—	194	(3)

	1,833,709	(48,221)	—	—	1,833,709	(48,221)

Total	2,365,904	(62,479)	85,140	(6,018)	2,451,044	(68,497)

	Yen in millions
	March 31, 2012
	Less than 12 months		12 months or More		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Available-for-sale:
Debt securities:
Japanese national government bonds	55,450	(877)	3,048	(2)	58,498	(879)
Japanese local government bonds	2,364	(1)	—	—	2,364	(1)
Japanese corporate bonds	1,034	(196)	25,243	(28)	26,277	(224)
Foreign corporate bonds	68,277	(6,065)	83,650	(998)	151,927	(7,063)
Other	335	(6)	—	—	335	(6)

	127,460	(7,145)	111,941	(1,028)	239,401	(8,173)

Equity securities	4,337	(318)	280	(1,195)	4,617	(1,513)

Held-to-maturity Securities:
Japanese national government bonds	—	—	333,702	(4,499)	333,702	(4,499)
Japanese local government bonds	70	(0)	—	—	70	(0)
Japanese corporate bonds	—	—	—	—	—	—
Foreign corporate bonds	—	—	—	—	—	—

	70	(0)	333,702	(4,499)	333,772	(4,499)

Total	131,867	(7,463)	445,923	(6,722)	577,790	(14,185)

For the fiscal years ended March 31, 2010, 2011 and 2012, total realized impairment losses were 5,508 million yen, 9,763 million yen and 5,530 million yen, respectively.

At March 31, 2012, Sony determined that the decline in value for securities with unrealized losses shown in the above table is not other-than-temporary in nature.